Commission income (Tables)	12 Months Ended
Dec. 31, 2018
Commission income
Detail of fee and commission income

	Million of euros
	2018	2017	2016
Coming from collection and payment services:
Bills	334	368	295
Demand accounts	1,371	1,490	1,191
Cards	3,514	3,515	2,972
Orders	475	449	431
Cheques and other	138	154	133
	5,832	5,976	5,022
Coming from non-banking financial products:
Investment funds	1,024	751	696
Pension funds	124	92	86
Insurance	2,433	2,517	2,428
	3,581	3,360	3,210
Coming from Securities services:
Securities underwriting and placement	283	374	282
Securities trading	251	302	287
Administration and custody	458	359	297
Asset management	305	251	201
	1,297	1,286	1,067
Other:
Foreign exchange	546	471	353
Financial guarantees	549	559	505
Commitment fees	291	283	286
Other fees and commissions	2,568	2,644	2,500
	3,954	3,957	3,644
	14,664	14,579	12,943